First-time adoption - Reconciliation of Statement of Income Pursuant to First Time Adoption of IFRS (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Sales revenues
Sales of products	¥ 25,077,398	¥ 27,693,693
Financial services		2,172,854
Total sales revenues	27,214,594	29,866,547
Costs and expenses
Cost of products sold		23,103,596
Cost of financial services		1,381,755
Selling, general and administrative	2,634,625	2,981,965
Total costs and expenses	25,016,845	27,467,315
Operating income	2,197,748	2,399,232
Share of profit (loss) of investments accounted for using the equity method	351,029	310,247
Other finance income	435,229	305,846
Other finance costs	(47,537)	(47,155)
Foreign exchange gain (loss), net	15,142	(94,619)
Other income (loss), net	(19,257)	(80,607)
Income before income taxes	2,932,354	2,792,942
Income tax expense	649,976	681,817
Net income	2,282,378	2,111,125
Net income attributable to [abstract]
Toyota Motor Corporation	2,245,261	2,036,140
Non-controlling interests	37,118	74,985
Net income	¥ 2,282,378	2,111,125
Previous GAAP [Member]
Sales revenues
Sales of products		27,759,749
Financial services		2,170,243
Total sales revenues		29,929,992
Costs and expenses
Cost of products sold		23,142,744
Cost of financial services		1,379,620
Selling, general and administrative		2,964,759
Total costs and expenses		27,487,123
Operating income		2,442,869
Other finance income		232,870
Other finance costs		(32,217)
Foreign exchange gain (loss), net		(79,020)
Unrealized gains (losses) on equity securities		(24,600)
Other income (loss), net		14,705
Income before income taxes		2,554,607
Income tax expense		683,430
Equity in earnings of affiliated companies		271,152
Net income		2,142,329
Net income attributable to [abstract]
Toyota Motor Corporation		2,076,183
Non-controlling interests		66,146
Net income		2,142,329
Effect of transition to IFRSs [Member]
Costs and expenses
Cost of products sold		(12,761)
Selling, general and administrative		(3,391)
Total costs and expenses		(16,153)
Operating income		16,153
Share of profit (loss) of investments accounted for using the equity method		271,152
Other finance income		77,241
Other finance costs		(2,573)
Other income (loss), net		(90,821)
Income before income taxes		271,152
Equity in earnings of affiliated companies		(271,152)
Adjustment of recognition and measurement [Member]
Sales revenues
Sales of products		(66,056)
Financial services		2,611
Total sales revenues		(63,445)
Costs and expenses
Cost of products sold		(26,387)
Cost of financial services		2,134
Selling, general and administrative		20,597
Total costs and expenses		(3,655)
Operating income		(59,790)
Share of profit (loss) of investments accounted for using the equity method		39,094
Other finance income		(4,266)
Other finance costs		(12,365)
Foreign exchange gain (loss), net		(15,599)
Unrealized gains (losses) on equity securities		24,600
Other income (loss), net		(4,491)
Income before income taxes		(32,817)
Income tax expense		(1,613)
Net income		(31,204)
Net income attributable to [abstract]
Toyota Motor Corporation		(40,043)
Non-controlling interests		8,839
Net income		¥ (31,204)